Schedule of bank loans (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying amount	$ 595,976	$ 807,666	$ 966,895	$ 1,275,625
Secured Fixed Rate Bank Loans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying amount	595,976	807,666	$ 966,895	1,275,625
Within 1 year	211,088	286,065		754,024
2025	384,888	521,601		521,601
2026
2027
2028
Thereafter